UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST
(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Item 1.   Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF● January 31, 2014 (unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Consumer Discretionary — 15.7%
CBS, Cl B	35,108	$2,061,542
GameStop, Cl A	44,890	1,574,292
Gannett	77,433	2,131,730
Gap	42,880	1,632,871
Harte-Hanks	234,735	1,607,935
hhgregg*	115,106	950,776
Home Depot	22,378	1,719,749
International Game Technology	96,480	1,392,206
Lear	24,650	1,782,934
Lowe's	41,540	1,922,887
Macy's	38,606	2,053,839
O'Reilly Automotive*	15,142	1,983,299
Six Flags Entertainment	49,428	1,773,971
Staples	118,315	1,557,025
Target	27,187	1,539,872
Valassis Communications	61,685	2,097,290
Viacom, Cl B	24,790	2,035,259
		29,817,477
Consumer Staples — 9.0%
Coca-Cola Enterprises	44,622	1,931,686
CVS Caremark	28,676	1,941,939
Dr Pepper Snapple Group	33,902	1,623,228
Energizer Holdings	16,750	1,582,875
JM Smucker	16,080	1,549,951
Kimberly-Clark	16,080	1,758,670
Kroger	47,838	1,726,952
Reynolds American	35,108	1,702,738
USANA Health Sciences*	29,346	1,756,945
Wal-Mart Stores	21,306	1,591,132
		17,166,116
Energy — 6.8%
Crestwood Equity Partners (A)	123,032	1,601,877
HollyFrontier	37,205	1,722,591
Marathon Petroleum	20,502	1,784,699
Pengrowth Energy	311,424	2,011,799
Voc Energy Trust	117,348	1,746,138
Western Refining	52,516	2,053,901
Whiting USA Trust II,	153,653	2,081,998
		13,003,003
Financials — 23.1%
AllianceBernstein Holding (A)	91,517	2,044,490
American Financial Group	34,304	1,883,976
Ameriprise Financial	20,107	2,124,103
Aspen Insurance Holdings	43,148	1,678,457
Associated Banc-Corp	116,579	1,920,056
Comerica	44,220	2,025,276
Cullen	23,865	1,766,487
Fifth Third Bancorp	95,676	2,011,110
Fortress Investment Group, Cl A (A)	262,226	2,168,609
Hanover Insurance Group	31,440	1,745,863
Huntington Bancshares	202,562	1,837,237
Legg Mason	52,512	2,223,883
LPL Financial Holdings	44,716	2,393,647
MCG Capital	369,525	1,651,777

Description	Shares	Fair Value

Montpelier Re Holdings	69,940	$1,949,228
PartnerRe	17,822	1,749,586
Platinum Underwriters Holdings	28,542	1,622,327
Primerica	47,302	1,992,833
RenaissanceRe Holdings	18,090	1,640,944
State Street	28,006	1,875,002
Sumitomo Mitsui Trust Holdings ADR	402,179	1,914,372
Unum Group	59,898	1,928,716
Xinyuan Real Estate ADR	345,318	1,660,980
		43,808,959
Health Care — 10.1%
AmerisourceBergen, Cl A	30,418	2,044,698
Amgen	16,080	1,912,716
Becton Dickinson	17,152	1,854,474
Chemed	25,678	2,026,508
Eli Lilly	35,337	1,908,551
HealthSouth	53,643	1,669,370
Mylan*	54,048	2,454,320
Omnicare	31,660	1,977,484
Pfizer	57,754	1,755,722
Quest Diagnostics	32,035	1,681,837
		19,285,680
Industrials — 12.3%
AECOM Technology*	63,619	1,823,957
Barnes Group	53,352	1,997,499
Flowserve	29,576	2,139,232
L-3 Communications Holdings, Cl 3	19,966	2,217,624
Northrop Grumman	20,074	2,319,551
Pall	24,273	1,944,267
PGT*	184,437	1,969,787
Raytheon	25,620	2,435,693
Rockwell Collins	25,594	1,933,883
Southwest Airlines	119,279	2,498,895
SPX	21,328	2,123,629
		23,404,017
Information Technology — 12.7%
Apple	3,365	1,684,519
CA	60,300	1,934,424
Computer Sciences	33,536	2,025,910
CoreLogic*	59,496	1,894,947
Flextronics International*	220,432	1,796,521
Lexmark International, Cl A	55,476	2,174,105
Marvell Technology Group	147,424	2,201,040
Seagate Technology	39,530	2,089,556
TE Connectivity	34,787	1,965,813
Texas Instruments	45,158	1,914,699
Western Digital	27,561	2,374,931
Xerox	188,935	2,049,945
		24,106,410
Materials — 5.2%
Cytec Industries	22,734	2,045,378
E.I. du Pont de Nemours	30,686	1,872,153
PetroLogistics	164,649	1,885,231
PPG Industries	10,988	2,003,771
Rockwood Holdings	28,945	1,983,601
		9,790,134

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF● January 31, 2014 (unaudited)

Description	Shares	Fair Value

Telecommunication Services — 4.1%
AT&T	51,015	$1,699,820
Nippon Telegraph & Telephone ADR	66,062	1,781,031
USA Mobility	122,744	1,750,330
Vonage Holdings*	545,154	2,513,160
		7,744,341
Utilities — 0.9%
Ameren	46,364	1,754,414

Total Common Stock
(Cost $182,516,706)		189,880,551

Total Investments - 99.9%
(Cost $182,516,706)†		$189,880,551

Percentages are based on Net Assets of $190,056,446.

*	Non-income producing security.

(A)	Security considered to be a Master Limited Partnership. At January 31, 2014, these securities amounted to $5,814,976 or 3.1% of net assets.

†	At January 31, 2013, the tax basis cost of the Fund's investments was $182,516,706, and the unrealized appreciation and depreciation were $13,027,733 and (5,663,888) respectively.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CIM-QH-001-0200

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF● January 31, 2014
(unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.3%

Australia — 13.6%
ALS	67,058	$466,553
BC Iron	114,656	517,761
Bradken	97,096	424,868
Cabcharge Australia	143,799	481,990
Cardno	82,984	464,790
GUD Holdings	101,181	555,200
Insurance Australia Group	92,874	446,221
Metcash	183,090	483,899
OZ Minerals	174,748	538,317
Premier Investments	71,831	479,644
Regis Resources	182,488	431,202
Seven Group Holdings	76,182	518,698
Skilled Group	169,623	423,070
SMS Management & Technology	141,692	500,968
UGL	84,317	517,269
		7,250,450
Belgium — 2.0%
Ageas	12,572	540,471
Belgacom	18,299	522,970
		1,063,441
Canada — 17.4%
Agrium	5,899	514,345
AuRico Gold	146,379	671,602
Canadian Oil Sands	27,552	495,256
Celestica*	52,594	521,808
Centerra Gold	178,360	690,219
Davis + Henderson	19,839	498,402
Genworth MI Canada	16,485	493,033
IGM Financial	10,285	498,667
Longview Oil	105,016	445,994
Magna International	6,536	555,157
Metro, Cl A	8,952	514,494
Rogers Sugar	106,056	437,079
Shoppers Drug Mart	9,511	501,276
Suncor Energy	15,152	497,788
Surge Energy	88,789	491,877
Teck Resources, Cl B	21,739	523,102
Transcontinental, Cl A	34,260	431,576
Westjet Airlines	19,847	448,172
		9,229,847
Denmark — 2.0%
FLSmidth	10,457	557,213
Topdanmark*	20,054	529,950
		1,087,163
Finland — 1.9%
Fortum	22,986	494,473
Ramirent	41,277	489,345
		983,818
France — 3.9%
CNP Assurances	27,759	543,986
Metropole Television	23,803	516,382
SCOR	15,144	491,421

Description	Shares	Fair Value

Total	8,694	$496,465
		2,048,254
Germany — 6.0%
E.ON	27,630	501,957
Freenet	18,678	570,202
Hannover Rueck	6,372	506,185
K+S	20,269	603,874
QSC	93,355	508,671
Software	13,733	510,461
		3,201,350
Greece — 0.9%
OPAP	37,580	484,037

Hong Kong — 1.0%
Television Broadcasts	84,661	529,417

Israel — 2.9%
Harel Insurance Investments & Financial Services	80,236	451,638
Israel Chemicals	61,804	506,273
Teva Pharmaceutical Industries	13,037	581,433
		1,539,344
Italy — 2.1%
Cairo Communication	76,483	635,424
Eni	21,911	497,944
		1,133,368
Japan — 18.4%
Adastria Holdings	12,228	323,144
Autobacs Seven	35,249	573,396
Canon	16,133	474,658
COMSYS Holdings	37,579	552,816
Fujikura	110,958	522,373
Itoham Foods	121,552	546,074
Kinden	47,563	469,252
Kirin Holdings	33,873	466,139
Kurita Water Industries	25,093	538,602
Kyokuto Securities	28,533	543,459
Kyowa Exeo	45,069	594,627
Marusan Securities Ltd.	62,793	574,030
Meisei Industrial	129,851	607,505
Nichirei	100,501	461,339
Sanki Engineering	85,822	530,875
Sankyu	148,658	564,542
Sanshin Electronics	73,516	524,549
Shizuoka Bank	45,964	462,474
Yokohama Rubber	52,121	471,369
		9,801,223
Netherlands — 3.0%
BinckBank	51,863	578,471
Koninklijke Ahold	29,014	483,860
Royal Dutch Shell, Cl A	15,754	544,150
		1,606,481

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF● January 31, 2014
(unaudited)

Description	Shares	Fair Value

New Zealand — 1.0%
SKYCITY Entertainment Group	169,959	$531,848

Norway — 3.9%
Statoil	23,244	550,233
Telenor	21,739	450,887
TGS Nopec Geophysical	20,527	530,060
Yara International	12,443	513,383
		2,044,563
Spain — 2.0%
Duro Felguera	83,113	555,992
Ence Energia y Celulosa	131,356	482,764
		1,038,756
Sweden — 4.9%
Dios Fastigheter	82,038	593,553
Duni	42,739	569,188
JM	18,721	501,215
Tele2, Cl B	43,298	477,167
TeliaSonera	63,274	469,480
		2,610,603
Switzerland — 1.0%
Zurich Insurance Group	1,892	549,455

United Kingdom — 11.4%
Amlin	72,656	499,495
AstraZeneca	9,511	603,281
BP	66,792	524,841
Cape	121,716	536,238
Carillion	110,485	619,345
Centrica	96,623	494,305
Chesnara	110,141	624,659
De La Rue	35,507	455,869
Homeserve	125,422	675,449
Ladbrokes	183,442	450,832
Tullett Prebon	100,974	551,090
		6,035,404

Total Common Stock
(Cost $53,681,414)		52,768,822

Total Investments - 99.3%
(Cost $53,681,414) †		$52,768,822

Percentages are based on Net Assets of $53,164,481.

*	Non-income producing security.

Cl — Class
Ltd — Limited

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

†	At January 31, 2014, the tax basis cost of the Fund's investments was $53,681,414, and the unrealized appreciation and depreciation were $774,587 and $(1,687,179) respectively.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CIM-QH-002-0100

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CRF 240.13a-15(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

/s/ Eric Richardson
By:	Eric Richardson, President

Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Eric Richardson
By:	Eric Richardson, President

Date: March 28, 2014

/s/ Peter Rodriguez
By:	Peter Rodriguez, Principal Financial Officer

Date: March 28, 2014